Note 19 - Major Customer (Details Textual) - People’s Republic of China government agency [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Percentage of entity's revenue	59.00%	54.00%	39.00%
Percentage of entity's receivables	84.00%	52.00%	45.00%